Leases - Noncancelable Lease Agreements, Minimum Lease Payments (Detail) $ in Thousands	Jan. 02, 2016 USD ($)
Leases [Line Items]
2016	$ 31,922
2017	29,146
2018	24,603
2019	24,099
2020	20,469
Thereafter	35,397
Total minimum lease payments (receipts)	165,636
2016	(1,026)
2017	(884)
2018	(6)
2019	0
2020	0
Thereafter	0
Total minimum lease payments (receipts)	(1,916)
2016	86,187
2017	83,652
2018	97,862
2019	76,096
2020	64,062
Thereafter	96,173
Total minimum lease payments (receipts)	504,032
Obligations Under Capital Leases [Member]
Leases [Line Items]
2016	51,022
2017	51,121
2018	68,996
2019	47,334
2020	38,784
Thereafter	46,348
Total minimum lease payments (receipts)	303,605
Less amount representing interest	(33,199)
Present value of minimum lease payments	270,406
Unfunded Lease Obligation [Member]
Leases [Line Items]
2016	4,269
2017	4,269
2018	4,269
2019	4,663
2020	4,809
Thereafter	14,428
Total minimum lease payments (receipts)	36,707
Less amount representing interest	(9,704)
Present value of minimum lease payments	$ 27,003